Fair Value of Financial Instruments, Note: Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
	Total Carrying Value at December 31, 2012/2013	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$-	$-	$-	$-